Investments - Additional Information (Detail) $ in Thousands			1 Months Ended			12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Jun. 30, 2023 CNY (¥)	May 31, 2023 CNY (¥)	May 31, 2023 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Oct. 31, 2020 shares
Schedule of Investments [Line Items]
Percentage owned			4.87%
Available-for-sale debt securities						¥ 46,782,000		¥ 34,368,000
Unrealized securities holding gains, net of tax						3,496,000	$ 484	(884,000)	¥ (10,729,000)
Foreign currency translation adjustments in other comprehensive income						3,675,000	509	14,264,000	(17,400,000)
Gain/(Loss) from investments, net						953,000	$ 132	(18,615,000)	232,000
The change in fair value of the investments						905,000		(1,089,000)	(1,424,000)
iSNOB Holding Limited
Schedule of Investments [Line Items]
Percentage owned										3.35%
Unrealized securities holding gains, net of tax						564,000		922,000	0
Foreign currency translation adjustments in other comprehensive income						801,000		1,816,000	(677,000)
The change in fair value of the investments						564,000		922,000
iSNOB Holding Limited | Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Available-for-sale debt securities						26,021,000		24,656,000
iSNOB Holding Limited | Redeemable Convertible Preferred Stock
Schedule of Investments [Line Items]
Convertible and redeemable preferred shares held | shares										4,785,714
Ruisha Technology
Schedule of Investments [Line Items]
The change in fair value of the investments									(908,000)
Juesekuangxiang
Schedule of Investments [Line Items]
Percentage owned				10.00%	10.00%
Available-for-sale debt securities						6,875,000		0
Payments to Acquire Debt Securities, Available-for-Sale				¥ 6,875,000	$ 1,000
Jimi
Schedule of Investments [Line Items]
Available-for-sale debt securities						¥ 5,459,000		0
Payments to Acquire Debt Securities, Available-for-Sale			¥ 5,459,000
Poppy Mobile Inc.
Schedule of Investments [Line Items]
Percentage owned	10.00%	10.00%
Foreign currency translation adjustments in other comprehensive income								946,000	344,000
Payments to Acquire Debt Securities, Available-for-Sale	¥ 16,215,000	$ 2,500
Poppy Mobile Inc. | Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Available-for-sale debt securities									15,871,000
Gain/(Loss) from investments, net								¥ 16,817,000
The change in fair value of the investments									0
Jiaxing Neixiangyoupan Equity Investment Fund Partnership
Schedule of Investments [Line Items]
Equity method investment ownership percentage						14.80%		14.80%
Income Loss From Share						¥ (2,358,000)		¥ 2,189,000	¥ 1,570,000
The value of ownership under the equity method investments						¥ 28,464,000		¥ 28,464,000